Label	Element	Value
Congress Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Congress Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Congress Small Cap Growth Fund (the “Small Cap Fund” or “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended October 31, 2018 of the Fund, the portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Contractual Expense Cap for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small cap companies. The Fund defines small cap companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months. As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 2000® Growth Index ranged from $7.9 million to $6.25 billion.  The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index.  The Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may, from time to time, have significant exposure to one or more sectors of the market.  As of October 31, 2018, 25.5% of the Fund’s total assets were invested in securities within the information technology sector.  The Fund may invest in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.

The Advisor may invest the Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential.  Growth may be measured by factors such as earnings or revenue.  The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth.  Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long‑term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management.  These and other factors are then weighed against valuation.  A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund.  The following risks reflect the Fund’s principal risks:

●
Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●
Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

●
Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

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Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o
Information Technology Sector Risk:   The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

●
Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios (the “Reorganization”).  Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from one calendar year to another over the past 10 years.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance.  The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.congressasset.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.congressasset.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Congress Small Cap Growth Fund Calendar Year Total Return as of December 31 Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q2, 2009	19.15%

Lowest Quarterly Return:	Q3, 2011	-22.57%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2018
Congress Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 ® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.52%
Congress Small Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,718
Label	rr_AverageAnnualReturnLabel	Retail Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.16%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.94%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.79%	[2]
Congress Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,437
Annual Return 2009	rr_AnnualReturn2009	29.93%
Annual Return 2010	rr_AnnualReturn2010	31.84%
Annual Return 2011	rr_AnnualReturn2011	1.23%
Annual Return 2012	rr_AnnualReturn2012	13.02%
Annual Return 2013	rr_AnnualReturn2013	35.96%
Annual Return 2014	rr_AnnualReturn2014	(0.77%)
Annual Return 2015	rr_AnnualReturn2015	0.86%
Annual Return 2016	rr_AnnualReturn2016	3.02%
Annual Return 2017	rr_AnnualReturn2017	22.30%
Annual Return 2018	rr_AnnualReturn2018	2.42%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.15%
Congress Small Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.51%
Congress Small Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.85%

[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.25% and 1.00% of the Small Cap Growth Fund's Retail Class shares' and Institutional Class shares' average net assets, respectively (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least February 28, 2020. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Small Cap Growth Fund's net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.
[2]	Performance information for the Retail Class shares shown for periods prior to the Reorganization is the performance of the Predecessor Fund's Investor Class shares.